Share-based Compensation - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2025 USD ($)	Sep. 28, 2019 shares	Dec. 23, 2016 shares
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted	2,030,000	2,030,000	2,305,100	6,114,000
Total fair value of RSUs vested	¥ 161,911	$ 23,153	¥ 180,748	¥ 151,485
Unrecognized share-based compensation expenses	¥ 271,598				$ 38,838
Unrecognized share-based compensation expenses, weighted average vesting period	2 years 1 month 20 days	2 years 1 month 20 days
Share-based compensation arrangement by share-based payment award, accelerated vesting, number	562,500	562,500
Vesting share-based compensation expense | ¥	¥ 19,028
Restricted Stock Units (RSUs) [Member] | Four Year Period [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation arrangement by share based payment award equity other than options vesting period	4 years	4 years
Restricted Stock Units (RSUs) [Member] | Three Months Period [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation arrangement by share based payment award equity other than options vesting period	3 months	3 months
Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate number of ordinary shares that may be issued pursuant to all share-based awards							8,867,053
Share Incentive Plan 2019 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate number of ordinary shares that may be issued pursuant to all share-based awards						13,941,558
Share Incentive Plan 2019 [Member] | Restricted Stock Units (RSUs) [Member] | Share-based Payment Arrangement, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted				6,114,000
Share Incentive Plan 2019 [Member] | Employee Stock Option | Share-based Payment Arrangement, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted			394,820
Share Incentive Plan 2023 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate number of ordinary shares that may be issued pursuant to all share-based awards				11,905,990
Share Incentive Plan 2023 [Member] | Restricted Stock Units (RSUs) [Member] | Share-based Payment Arrangement, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted	2,030,000	2,030,000	2,305,100
Share Incentive Plan 2023 [Member] | Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total fair value of RSUs vested	¥ 84,247	$ 12,047	¥ 92,376	¥ 0
Unrecognized share-based compensation expenses	¥ 134,390				$ 19,218
Unrecognized share-based compensation expenses, weighted average vesting period	2 years 4 months 17 days	2 years 4 months 17 days
Share Incentive Plan 2023 [Member] | Employee Stock Option | Share-based Payment Arrangement, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted	2,370,000	2,370,000	5,124,500